INVESTMENT OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2011
INVESTMENT OPERATIONS
Summary of major categories of net investment income

	For The Year Ended December 31,
	2011	2010	2009
	(Dollars In Thousands)
Fixed maturities	$1,416,861	$1,302,226	$1,305,738
Equity securities	21,274	18,516	21,700
Mortgage loans	336,542	311,253	249,849
Investment real estate	3,459	3,180	3,666
Short-term investments	69,791	72,803	110,198

	1,847,927	1,707,978	1,691,151
Other investment expenses	27,284	24,302	26,115

Net investment income	$1,820,643	$1,683,676	$1,665,036

Summary of net realized investment gains (losses) for all other investments

	For The Year Ended December 31,
	2011	2010	2009
	(Dollars In Thousands)
Fixed maturities	$80,180	$50,056	$5,323
Equity securities	9,194	6,488	14,312
Impairments on fixed maturity securities	(47,442)	(39,696)	(160,473)
Impairments on equity securities	—	(1,814)	(19,572)
Modco trading portfolio	164,224	109,399	285,178
Other investments	(18,683)	(11,577)	(4,619)

Total realized gains (losses)—investments	$187,473	$112,856	$120,149

Schedule of non-sovereign fair value exposure by country for securities and derivatives

	Non-sovereign Debt
			Total Gross Funded Exposure
Financial Instrument and Country	Financial	Non-financial
	(Dollars In Millions)
Securities:
United Kingdom	$372.1	$347.2	$719.3
Switzerland	131.0	193.6	324.6
France	127.4	78.3	205.7
Sweden	163.5	—	163.5
Netherlands	81.9	66.4	148.3
Spain	38.7	79.0	117.7
Belgium	—	103.1	103.1
Germany	31.8	62.3	94.1
Ireland	5.3	82.2	87.5
Luxembourg	—	50.1	50.1
Italy	—	40.9	40.9
Norway	—	13.9	13.9

Total securities	951.7	1,117.0	2,068.7
Derivatives:
Germany	3.8	—	3.8

	$955.5	$1,117.0	$2,072.5

Schedule of amortized cost and fair value of the Company's investments classified as available-for-sale
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Total OTTI Recognized in OCI(1)
	(Dollars In Thousands)
2011
Fixed maturities:
Bonds
Residential mortgage-backed securities	$2,345,578	$82,594	$(86,042)	$2,342,130	$(47,806)
Commercial mortgage-backed securities	531,322	24,466	(4,229)	551,559	—
Other asset-backed securities	997,398	6,529	(90,898)	913,029	(6,559)
U.S. government-related securities	1,150,525	65,212	(58)	1,215,679	—
Other government-related securities	88,058	4,959	—	93,017	—
States, municipals, and political subdivisions	1,154,374	173,408	—	1,327,782	—
Corporate bonds	16,910,738	1,920,142	(250,595)	18,580,285	1,787

	23,177,993	2,277,310	(431,822)	25,023,481	(52,578)
Equity securities	328,833	5,993	(16,635)	318,191	(74)
Short-term investments	15,649	—	—	15,649	—

	$23,522,475	$2,283,303	$(448,457)	$25,357,321	$(52,652)

2010
Fixed maturities:
Bonds
Residential mortgage-backed securities	$2,552,207	$49,970	$(113,051)	$2,489,126	$(19,385)
Commercial mortgage-backed securities	169,530	6,429	(933)	175,026	—
Other asset-backed securities	966,536	679	(59,824)	907,391	(714)
U.S. government-related securities	1,136,477	33,999	(2,881)	1,167,595	—
Other government-related securities	195,478	5,744	(15)	201,207	—
States, municipals, and political subdivisions	983,392	8,754	(22,535)	969,611	—
Corporate bonds	15,023,322	944,896	(177,186)	15,791,032	5,992

	21,026,942	1,050,471	(376,425)	21,700,988	(14,107)
Equity securities	337,740	15,089	(5,282)	347,547	(28)
Short-term investments	238,537	—	—	238,537	—

	$21,603,219	$1,065,560	$(381,707)	$22,287,072	$(14,135)

(1)
These amounts are included in the gross unrealized gains and gross unrealized losses columns above.

Schedule of amortized cost and fair value of available-for-sale fixed maturities, by expected maturity

	Amortized Cost	Fair Value
	(Dollars In Thousands)
Due in one year or less	$565,556	$574,037
Due after one year through five years	4,397,791	4,554,896
Due after five years through ten years	5,924,918	6,353,617
Due after ten years	12,289,728	13,540,931

	$23,177,993	$25,023,481

Schedule of credit losses on debt securities held by the Company for which a portion of an other-than-temporary impairment was recognized in other comprehensive income (loss)

	For The Year Ended December 31,
	2011	2010	2009
	(Dollars In Thousands)
Beginning balance	$39,427	$25,076	$—
Additions for newly impaired securities	12,731	27,029	80,205
Additions for previously impaired securities	20,650	4,970	7,136
Reductions for previously impaired securities due to a change in expected cash flows	—	—	(32,451)
Reductions for previously impaired securities that were sold in the current period	(3,089)	(17,648)	(29,687)
Other	—	—	(127)

Ending balance	$69,719	$39,427	$25,076

Schedule of investments' gross unrealized losses and fair value of the Company's investments that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position

	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
	(Dollars In Thousands)
Residential mortgage-backed securities	$277,858	$(15,447)	$527,120	$(70,595)	$804,978	$(86,042)
Commercial mortgage-backed securities	78,892	(4,229)	—	—	78,892	(4,229)
Other asset-backed securities	531,653	(32,074)	190,639	(58,824)	722,292	(90,898)
U.S. government-related securities	21,311	(58)	—	—	21,311	(58)
Other government-related securities	—	—	—	—	—	—
States, municipalities, and political subdivisions	—	—	—	—	—	—
Corporate bonds	1,880,931	(132,297)	526,333	(118,298)	2,407,264	(250,595)
Equities	50,638	(8,436)	22,295	(8,199)	72,933	(16,635)

	$2,841,283	$(192,541)	$1,266,387	$(255,916)	$4,107,670	$(448,457)

	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
	(Dollars In Thousands)
Residential mortgage-backed securities	$209,113	$(3,165)	$1,143,254	$(109,886)	$1,352,367	$(113,051)
Commercial mortgage-backed securities	25,679	(933)	—	—	25,679	(933)
Other asset-backed securities	195,426	(17,164)	625,043	(42,660)	820,469	(59,824)
U.S. government-related securities	138,499	(2,881)	—	—	138,499	(2,881)
Other government-related securities	33,936	(8)	14,993	(7)	48,929	(15)
States, municipalities, and political subdivisions	569,660	(22,535)	—	—	569,660	(22,535)
Corporate bonds	2,264,649	(82,343)	835,655	(94,843)	3,100,304	(177,186)
Equities	11,950	(3,321)	13,544	(1,961)	25,494	(5,282)

	$3,448,912	$(132,350)	$2,632,489	$(249,357)	$6,081,401	$(381,707)

Summary of change in unrealized gains (losses), net of income tax, on fixed maturity and equity securities, classified as available-for-sale

	For The Year Ended December 31,
	2011	2010	2009
	(Dollars In Thousands)
Fixed maturities	$761,437	$696,758	$1,686,669
Equity securities	(13,292)	9,701	33,067